Share Capital - Canopy Growth - Summary of Outstanding Stock Options (Details)	Mar. 31, 2019 CAD ($) shares Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	32,831,895
Options Outstanding | Year	5.06
Options Exercisable | shares	3,800,518
Options Exercisable | Year	3.62
Weighted Average Remaining Contractual Life (3.72 years)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	6,642,495
Options Outstanding | Year	3.72
Options Exercisable | shares	2,032,363
Options Exercisable | Year	2.98
Weighted Average Remaining Contractual Life (3.72 years) | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 0.22
Weighted Average Remaining Contractual Life (3.72 years) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 10.07
Weighted Average Remaining Contractual Life (4.63 years)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	5,572,023
Options Outstanding | Year	4.63
Options Exercisable | shares	1,574,181
Options Exercisable | Year	4.36
Weighted Average Remaining Contractual Life (4.63 years) | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 10.08
Weighted Average Remaining Contractual Life (4.63 years) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 35.00
Weighted Average Remaining Contractual Life (5.74 years)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	7,552,988
Options Outstanding | Year	5.74
Weighted Average Remaining Contractual Life (5.74 years) | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 35.01
Weighted Average Remaining Contractual Life (5.74 years) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 38.42
Weighted Average Remaining Contractual Life (5.39 years)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	6,894,360
Options Outstanding | Year	5.39
Options Exercisable | shares	191,713
Options Exercisable | Year	4.34
Weighted Average Remaining Contractual Life (5.39 years) | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 38.43
Weighted Average Remaining Contractual Life (5.39 years) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 43.12
Weighted Average Remaining Contractual Life (5.68 years)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options Outstanding | shares	6,170,029
Options Outstanding | Year	5.68
Options Exercisable | shares	2,261
Options Exercisable | Year	3.90
Weighted Average Remaining Contractual Life (5.68 years) | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 43.13
Weighted Average Remaining Contractual Life (5.68 years) | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise Price Of Outstanding Share Options | $	$ 67.64